Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of operating segments [line items]
Sales	$ 247,954		$ 189,466		$ 502,744		$ 414,515
Cost of sales, excluding depletion	65,211		60,957		132,119		130,171
Depletion	58,661		61,404		123,503		129,785
Gross margin	124,082		67,105		247,122		154,559
Impairment charges	0		165,912		0		165,912
Net earnings (loss)	105,812	$ 94,896	(124,694)	$ 57,349	200,708	$ 153,483	(67,345)
Cash Flow From Operations	151,793		109,258		329,381		227,452
Total Assets	6,134,044		6,240,823		6,134,044	$ 6,278,007	6,240,823
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings (loss)	(21,799)		(12,249)		(34,981)		(28,784)
Cash Flow From Operations	(20,452)		(9,208)		(31,291)		(33,890)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings (loss)	(4,636)		(13,306)		(11,753)		(27,252)
Cash Flow From Operations	(4,642)		(14,828)		(12,752)		(26,074)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings (loss)	3,366		(3,090)		3,963		(2,824)
Cash Flow From Operations	(3,295)		(3,149)		589		(1,963)
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings (loss)	4,799		2,758		(3,643)		2,868
Cash Flow From Operations	(19)		(24)		70		(3,586)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings (loss)	(18,270)		(25,887)		(46,414)		(55,992)
Cash Flow From Operations	(28,408)		(27,209)		(43,384)		(65,513)
Total Assets	523,441		379,684		523,441		379,684
Gold interests [member]
Disclosure of operating segments [line items]
Sales	159,272		118,870		318,794		269,270
Cost of sales, excluding depletion	38,746		37,853		81,505		85,834
Depletion	37,558		37,856		76,632		82,136
Gross margin			43,161				101,300
Net earnings (loss)	82,968		43,161		160,657		101,300
Cash Flow From Operations	120,824		88,586		238,114		191,442
Total Assets	3,420,603		3,573,916		3,420,603		3,573,916
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	12,605		10,840		20,246		16,107
Cost of sales, excluding depletion	2,966		3,324		4,894		4,948
Depletion	6,164		6,807		10,158		10,135
Gross margin			709				1,024
Net earnings (loss)	3,475		709		5,194		1,024
Cash Flow From Operations	9,639		7,572		15,255		11,215
Total Assets	333,885		356,328		333,885		356,328
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales	117,706		76,329		236,800		186,400
Cost of sales, excluding depletion	27,946		23,317		58,525		57,317
Depletion	25,638		22,114		53,694		54,363
Gross margin			30,898				74,720
Net earnings (loss)	64,122		30,898		124,581		74,720
Cash Flow From Operations	90,059		58,184		179,196		134,254
Total Assets	2,551,563		2,651,697		2,551,563		2,651,697
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	5,196		5,830		10,490		13,057
Cost of sales, excluding depletion	1,221		1,763		2,568		3,968
Depletion	1,021		1,592		2,146		3,583
Gross margin			2,475				5,506
Net earnings (loss)	2,954		2,475		5,776		5,506
Cash Flow From Operations	3,975		3,954		7,923		9,089
Total Assets	108,260		113,964		108,260		113,964
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales	8,132		7,904		11,998		16,888
Cost of sales, excluding depletion	2,011		2,452		3,036		5,029
Depletion	1,458		2,445		2,203		4,113
Gross margin			3,007				7,746
Net earnings (loss)	4,663		3,007		6,759		7,746
Cash Flow From Operations	6,121		5,505		8,962		12,237
Total Assets	10,965		17,246		10,965		17,246
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	10,364		13,601		28,413		28,731
Cost of sales, excluding depletion	3,673		6,226		10,556		13,132
Depletion	1,900		3,184		5,479		6,747
Gross margin			4,191				8,852
Net earnings (loss)	4,791		4,191		12,378		8,852
Cash Flow From Operations	6,691		9,776		17,857		18,000
Total Assets	188,888		201,448		188,888		201,448
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	5,269		4,366		10,847		8,087
Cost of sales, excluding depletion	929		771		1,926		1,440
Depletion	1,377		1,714		2,952		3,195
Gross margin			1,881				3,452
Net earnings (loss)	2,963		1,881		5,969		3,452
Cash Flow From Operations	4,339		3,595		8,921		6,647
Total Assets	227,042		233,233		227,042		233,233
Silver interests [member]
Disclosure of operating segments [line items]
Sales	79,142		63,313		163,060		130,474
Cost of sales, excluding depletion	24,711		21,800		46,874		41,716
Depletion	18,974		21,070		42,629		42,733
Gross margin			20,443				46,025
Net earnings (loss)	35,457		20,443		73,557		46,025
Cash Flow From Operations	51,591		41,902		117,501		89,373
Total Assets	1,716,763		1,804,941		1,716,763		1,804,941
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	4,203		7,119		10,291		18,490
Cost of sales, excluding depletion	1,514		2,819		3,598		7,153
Depletion	1,937		3,586		4,604		9,095
Gross margin			714				2,242
Net earnings (loss)	752		714		2,089		2,242
Cash Flow From Operations	2,689		3,652		6,693		11,337
Total Assets	223,583		237,136		223,583		237,136
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales	31,714		13,582		71,938		31,883
Cost of sales, excluding depletion	8,165		3,839		18,005		8,739
Depletion	6,214		2,794		13,704		6,359
Gross margin			6,949				16,785
Net earnings (loss)	17,335		6,949		40,229		16,785
Cash Flow From Operations	23,549		9,743		53,932		23,143
Total Assets	360,998		382,363		360,998		382,363
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales	13,039		17,660		34,700		37,274
Cost of sales, excluding depletion	2,581		3,530		6,845		7,418
Depletion	6,888		10,352		17,761		21,310
Gross margin			3,778				8,546
Net earnings (loss)	3,570		3,778		10,094		8,546
Cash Flow From Operations	10,458		14,277		27,855		29,857
Total Assets	651,049		688,767		651,049		688,767
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales	30,186		24,952		46,131		42,827
Cost of sales, excluding depletion	12,451		11,612		18,426		18,406
Depletion	3,935		4,338		6,560		5,969
Gross margin			9,002				18,452
Net earnings (loss)	13,800		9,002		21,145		18,452
Cash Flow From Operations	14,895		14,230		29,021		25,036
Total Assets	481,133		496,675		481,133		496,675
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales	247,954		189,466		502,744		414,515
Cost of sales, excluding depletion	65,211		60,957		132,119		130,171
Depletion	58,661		61,404		123,503		129,785
Gross margin			67,105				154,559
Impairment charges			165,912				165,912
Net earnings (loss)	124,082		(98,807)		247,122		(11,353)
Cash Flow From Operations	180,201		136,467		372,765		292,965
Total Assets	5,610,603		5,861,139		5,610,603		5,861,139
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	9,540		7,283		20,890		14,771
Cost of sales, excluding depletion	1,754		1,304		3,740		2,621
Depletion	2,129		2,478		4,242		4,916
Gross margin			3,501				7,234
Net earnings (loss)	5,657		3,501		12,908		7,234
Cash Flow From Operations	7,786		5,979		17,150		12,150
Total Assets	245,727		254,772		245,727		254,772
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Impairment charges			165,912				165,912
Net earnings (loss)	0		(165,912)				(165,912)
Total Assets	$ 227,510		$ 227,510		$ 227,510		$ 227,510